ASSET ACQUISITION (Details Narrative) - USD ($)			12 Months Ended
	Apr. 20, 2023	Apr. 17, 2023	Dec. 31, 2023	Dec. 31, 2022
Asset Acquisition [Line Items]
Impairment loss			$ 3,283,715	$ 0
Asset acquisition value of assets purchased			800,000
Flisom Ag [Member]
Asset Acquisition [Line Items]
Asset acquisition value of assets purchased			$ 800,000
Flisom Ag [Member] | Asset Purchase Agreement [Member]
Asset Acquisition [Line Items]
Total consideration for asset purchase		$ 2,800,000
Purchase price, including transaction costs		$ 1,283,926
Flisom Ag [Member] | Photovoltaic Thin Film Solar Cells [Member] | Asset Purchase Agreement [Member]
Asset Acquisition [Line Items]
Date of asset acquisition agreement		Apr. 17, 2023
Fl 1 Holding Gmbh [Member] | Letter Agreement [Member]
Asset Acquisition [Line Items]
Agreement entered date	Apr. 20, 2023
Option to purchase intellectual property rights	$ 2,000,000
Asset resale period	12 months
Asset resale amount	$ 5,000,000
Asset resale closing period after exercise	90 days